Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 37.0%
Aerospace & Defense - 0.8%
Boeing Co.
2.25%, 06/15/2026	$ 290,000	$ 283,953
Automobiles - 1.1%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	200,000	199,005
General Motors Financial Co., Inc.
6.05%, 10/10/2025	216,000	216,485
		415,490
Banks - 14.2%
ABN AMRO Bank NV
4.80%, 04/18/2026 (A)	200,000	199,946
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (A)	200,000	199,453
Banco Santander SA
1.85%, 03/25/2026	400,000	392,859
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (B), 09/15/2027	433,000	439,516
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (B), 04/26/2027	266,000	266,819
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	200,000	201,193
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	170,000	172,811
Citibank NA
5.44%, 04/30/2026	265,000	266,749
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	122,000	119,834
Cooperatieve Rabobank UA
3.75%, 07/21/2026	267,000	264,698
Deutsche Bank AG
Fixed until 07/13/2026, 7.15% (B), 07/13/2027	150,000	153,330
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	106,000	103,933
3.50%, 11/16/2026	253,000	249,715
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	200,000	201,236
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	217,000	212,331
Fixed until 07/22/2027, 4.98% (B), 07/22/2028	151,000	152,454
Lloyds Banking Group PLC
4.58%, 12/10/2025	200,000	199,886
Morgan Stanley
Fixed until 01/28/2026, 5.05% (B), 01/28/2027	286,000	286,521
NatWest Group PLC
4.80%, 04/05/2026	266,000	266,373
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
Fixed until 07/23/2026, 5.10% (B), 07/23/2027	$ 262,000	$ 263,092
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	265,000	267,763
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	363,000	358,669
		5,239,181
Chemicals - 0.9%
EIDP, Inc.
4.50%, 05/15/2026	172,000	171,867
Nutrien Ltd.
5.95%, 11/07/2025	144,000	144,326
		316,193
Commercial Services & Supplies - 1.5%
Element Fleet Management Corp.
5.64%, 03/13/2027 (A)	102,000	103,419
6.27%, 06/26/2026 (A)	216,000	218,751
ERAC USA Finance LLC
3.80%, 11/01/2025 (A)	73,000	72,818
Veralto Corp.
5.50%, 09/18/2026	161,000	162,414
		557,402
Communications Equipment - 2.4%
AT&T, Inc.
1.70%, 03/25/2026	217,000	213,062
NTT Finance Corp.
1.16%, 04/03/2026 (A)	200,000	195,394
T-Mobile USA, Inc.
2.25%, 02/15/2026	299,000	294,715
Verizon Communications, Inc.
4.13%, 03/16/2027	180,000	179,450
		882,621
Containers & Packaging - 0.6%
Berry Global, Inc.
4.88%, 07/15/2026 (A)	221,000	220,701
Electric Utilities - 0.8%
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	140,363
Exelon Corp.
3.40%, 04/15/2026	138,000	136,789
		277,152
Financial Services - 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	166,000	170,750
Air Lease Corp.
5.30%, 06/25/2026	289,000	290,363
American Express Co.
3-Month SOFR Index + 0.65%, 4.99% (B), 11/04/2026	152,000	152,379
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	$ 272,000	$ 267,730
Brookfield Finance, Inc.
4.25%, 06/02/2026	269,000	268,249
Capital One Financial Corp.
3.75%, 07/28/2026	268,000	265,506
		1,414,977
Food Products - 1.0%
Altria Group, Inc.
2.63%, 09/16/2026	124,000	121,389
Campbell's Co.
5.30%, 03/20/2026	72,000	72,288
Cargill, Inc.
4.88%, 10/10/2025 (A)	177,000	177,033
		370,710
Health Care Equipment & Supplies - 0.5%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	200,000	200,354
Health Care Providers & Services - 0.8%
Elevance Health, Inc.
4.50%, 10/30/2026	200,000	200,124
HCA, Inc.
5.25%, 06/15/2026	87,000	87,116
		287,240
Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	108,000	106,308
Insurance - 2.2%
Athene Global Funding
5.62%, 05/08/2026 (A)	176,000	177,456
GA Global Funding Trust
2.25%, 01/06/2027 (A)	186,000	179,673
Metropolitan Life Global Funding I
5.00%, 01/06/2026 (A)	340,000	340,587
Trinity Acquisition PLC
4.40%, 03/15/2026	122,000	121,806
		819,522
IT Services - 0.7%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	272,000	274,354
Machinery - 0.4%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	151,000	151,384
Oil, Gas & Consumable Fuels - 2.5%
Enbridge, Inc.
5.90%, 11/15/2026	228,000	231,499
Energy Transfer LP
6.05%, 12/01/2026	146,000	148,531
ONEOK, Inc.
5.55%, 11/01/2026	198,000	200,078
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/2025	$ 182,000	$ 181,944
Williams Cos., Inc.
5.40%, 03/02/2026	150,000	150,689
		912,741
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	179,000	179,564
CVS Health Corp.
3.00%, 08/15/2026	154,000	151,368
		330,932
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
4.88%, 02/10/2026	270,000	270,150
Software - 0.5%
Fiserv, Inc.
3.20%, 07/01/2026	105,000	103,736
Oracle Corp.
1.65%, 03/25/2026	91,000	89,216
		192,952
Transportation Infrastructure - 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/2025 (A)	155,000	153,402
Total Corporate Debt Securities (Cost $13,665,398)		13,677,719
ASSET-BACKED SECURITIES - 23.2%
ACM Auto Trust
Series 2025-2A, Class A, 5.55%, 06/20/2028 (A)	259,480	259,721
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/2028	600,000	602,299
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 08/20/2026 (A)	63,333	63,243
Series 2020-2A, Class A, 2.02%, 02/20/2027 (A)	350,000	346,659
BA Credit Card Trust
Series 2023-A1, Class A1, 4.79%, 05/15/2028	600,000	601,710
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	600,000	586,171
Series 2022-A3, Class A, 4.95%, 10/15/2027	250,000	250,215
Chase Issuance Trust
Series 2022-A1, Class A, 3.97%, 09/15/2027	300,000	299,766
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.
Series 2016-1A, Class AR3, 3-Month Term SOFR + 1.00%, 5.33% (B), 10/21/2031 (A)	$ 284,570	$ 284,039
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 5.53% (B), 10/24/2030 (A)	65,435	65,403
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/2028	600,000	599,370
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.48% (B), 08/15/2031 (A)	158,275	158,199
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	400,000	401,672
Series 2023-2, Class A, 5.77%, 09/15/2029	200,000	202,903
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 04/15/2033 (A)	272,000	270,052
Series 2020-2, Class B, 1.49%, 04/15/2033 (A)	200,000	198,565
Series 2021-1, Class A, 1.37%, 10/17/2033 (A)	600,000	586,635
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/2028 (A)	600,000	601,858
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	600,000	578,266
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (A)	520,000	501,406
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.84%, 07/25/2033 (A)	62,165	61,190
SCF Equipment Trust LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (A)	250,000	250,027
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 5.54% (B), 04/16/2031 (A)	131,738	131,809
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 5.22% (B), 01/15/2034 (A)	225,199	224,951
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (A)	400,000	392,216
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR, 3-Month Term SOFR + 1.31%, 5.64% (B), 07/20/2030 (A)	45,991	46,046
Total Asset-Backed Securities (Cost $8,499,311)		8,564,391
	Principal	Value
MORTGAGE-BACKED SECURITY - 0.7%
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 1-Month Term SOFR + 1.21%, 5.56% (B), 09/15/2036 (A)	$ 256,739	$ 255,696
Total Mortgage-Backed Security (Cost $255,977)		255,696
COMMERCIAL PAPER - 36.9%
Automobiles - 2.7%
American Honda Finance Corp.
4.81% (C), 09/04/2025	500,000	497,763
Toyota Motor Credit Corp.
4.49% (C), 12/02/2025	500,000	492,545
		990,308
Banks - 4.8%
Cooperatieve Rabobank UA
4.35% (C), 10/03/2025	400,000	396,863
HSBC USA, Inc.
4.54% (C), 01/02/2026 (A)	500,000	490,381
Macquarie Bank Ltd.
4.48% (C), 01/13/2026 (A)	500,000	489,891
Sheffield Receivables Co. LLC
4.50% (C), 08/13/2025 (A)	400,000	399,368
		1,776,503
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
4.54% (C), 10/01/2025 (A)	350,000	347,359
Electric Utilities - 1.1%
Entergy Corp.
4.71% (C), 08/25/2025 (A)	400,000	398,727
Electrical Equipment - 0.8%
Emerson Electric Co.
4.45% (C), 10/21/2025 (A)	300,000	297,034
Financial Services - 20.4%
ABN AMRO Funding USA LLC
4.43% (C), 09/15/2025 (A)	250,000	248,589
4.43% (C), 09/19/2025 (A)	250,000	248,466
Britannia Funding Co. LLC
4.55% (C), 09/11/2025 (A)	500,000	497,429
Cancara Asset Securitisation LLC
4.47%, 10/27/2025	650,000	643,011
Columbia Funding Co. LLC
4.52% (C), 10/09/2025 (A)	400,000	396,588
Glencove Funding LLC
4.49% (C), 09/11/2025 (A)	250,000	248,720
4.50% (C), 09/11/2025 (A)	500,000	497,440
GTA Funding LLC
4.48% (C), 09/29/2025 (A)	700,000	694,890
Liberty Street Funding LLC
4.55% (C), 10/22/2025 (A)	400,000	395,949
LMA-Americas LLC
4.51% (C), 10/06/2025 (A)	350,000	347,144
Mackinac Funding Co. LLC
4.50% (C), 09/22/2025 (A)	250,000	248,381
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Manhattan Asset Funding Co. LLC
4.50% (C), 12/11/2025 (A)	$ 250,000	$ 245,959
4.51% (C), 12/11/2025 (A)	400,000	393,534
MUFG Securities Canada Ltd.
4.67% (C), 11/18/2025 (A)	250,000	246,621
Nieuw Amsterdam Receivables Corp. BV
4.49% (C), 09/08/2025 (A)	500,000	497,630
Ranger Funding Co. LLC
4.55% (C), 09/10/2025 (A)	500,000	497,485
Starbird Funding Corp.
4.47% (C), 11/05/2025 (A)	250,000	247,039
4.52% (C), 10/07/2025 (A)	450,000	446,272
Victory Receivables Corp.
4.52% (C), 12/01/2025 (A)	500,000	492,523
		7,533,670
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.
4.36% (C), 01/30/2026 (A)	300,000	293,490
TotalEnergies Capital SA
4.49% (C), 09/05/2025 (A)	500,000	497,817
		791,307
Pharmaceuticals - 2.7%
AstraZeneca PLC
4.54% (C), 10/17/2025 (A)	500,000	495,110
Johnson & Johnson
4.40% (C), 10/21/2025 (A)	500,000	495,091
		990,201
	Principal	Value
COMMERCIAL PAPER (continued)
Transportation Infrastructure - 1.4%
Penske Truck Leasing Co. LP
4.60% (C), 09/03/2025	$ 250,000	$ 248,889
4.65% (C), 10/14/2025	250,000	247,547
		496,436
Total Commercial Paper (Cost $13,624,324)		13,621,545
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.2%
U.S. Treasury Bills 4.22% (C), 02/19/2026	450,000	439,702
Total Short-Term U.S. Government Obligation (Cost $440,242)		439,702
REPURCHASE AGREEMENT - 0.7%
Nomura Securities International, Inc., 4.33% (C), dated 07/31/2025, to be repurchased at $250,030 on 08/01/2025. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.00%, due 03/01/2037 - 06/01/2053, and with a total value of $254,053.	250,000	250,000
Total Repurchase Agreement (Cost $250,000)		250,000
Total Investments (Cost $36,735,252)		36,809,053
Net Other Assets (Liabilities) - 0.3%		119,826
Net Assets - 100.0%		$ 36,928,879
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$13,677,719	$—	$13,677,719
Asset-Backed Securities	—	8,564,391	—	8,564,391
Mortgage-Backed Security	—	255,696	—	255,696
Commercial Paper	—	13,621,545	—	13,621,545
Short-Term U.S. Government Obligation	—	439,702	—	439,702
Repurchase Agreement	—	250,000	—	250,000
Total Investments	$—	$36,809,053	$—	$36,809,053
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $19,078,507, representing 51.7% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Rate disclosed reflects the yield at July 31, 2025.
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica UltraShort Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data,
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds